Form N-CSR Cover	6 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Low Duration Preferred & Income Fund, Inc.
Entity Central Index Key	0001652200
Document Period End Date	Oct. 31, 2025